Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities:
Net Income	$ 78,108	$ 53,623	$ 36,325
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	17,918	31,574	33,422
Gain(Loss) on foreign currency remeasurement	(2,082)	244	(3,206)
Deferred taxes	5,976	4,422	2,706
Non-cash interest expense	23	5,103	12,874
Working capital adjustments:
Accounts receivable	1,638	(4,099)	(3,680)
Prepaid expenses, other current and non-current assets	(2,950)	(204)	(870)
Accounts payable, accrued expenses and other payables	(2,052)	5,835	(1,630)
Contract liabilities	(168)	609	(112)
Income tax payable	(2,838)	2,689	(1,749)
Other current and non-current liabilities	2,532	54	2,582
Net cash flows provided by operating activities	96,105	99,850	76,662
Cash flow from (used in) investing activities:
Acquisition of Double8 Games Co., Ltd.	0	(1,952)	0
Acquisition of financial assets (investments)	(1,541)	0	0
Purchases of intangible assets	(61)	(6)	0
Purchases of property and equipment	(207)	(217)	(200)
Disposals of property and equipment	3	0	0
Net cash flows from (used in) investing activities	(1,806)	(2,175)	(200)
Cash flows from (used in) financing activities:
Proceeds from capital investment from parent	0	0	5,124
Proceeds received from short-term borrowings	0	0	68,631
Proceeds received from long-term borrowings with related parties	0	0	17,158
Repayments of long-term borrowings with related party	0	(42,371)	0
Isssuance of new shares-IPO, net of IPO cost	86,041
Repayments of short-term senior note	0	(33,897)	(152,704)
Net cash flows used in financing activities	86,041	(76,268)	(61,791)
Net foreign exchange difference on cash and cash equivalents	(1,468)	(637)	(3,217)
Net increase (decrease) in cash and cash equivalents	178,872	20,770	11,454
Cash and cash equivalents at beginning of period	63,188	42,418	30,964
Cash and cash equivalents at end of period	242,060	63,188	42,418
Noncash financing activity:
Conversion of 2.5% Convertible bonds, net of tax	0	187,095	0
Conversion of 2.5% Non-convertible bonds with warrants, net of tax	0	64,374	0
Interest	0	5,891	9,779
Income taxes	$ 18,819	$ 12,546	$ 10,196